OPERATING LEASES AS LESSOR (Details) (Beijing Hollysys [Member], USD $)	Jun. 30, 2013
Beijing Hollysys [Member]
Operating Leases Future Minimum Payments Receivable [Line Items]
2014	$ 1,163,636
2015	1,438,254
2016	1,481,402
2017	1,525,844
2018	$ 1,571,619